Initial Public Offering	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Nov. 30, 2025
Class of Stock Disclosures [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

In the Initial Public Offering on December 18, 2025, the Company sold 23,000,000 Units, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s ordinary shares, $0.0001 par value, and one Public Right to one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination.

Note 3 — Initial Public Offering

In the Initial Public Offering on December 18, 2025, the Company sold 23,000,000 Units, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s ordinary shares, $0.0001 par value, and one Public Right to one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination.